Consolidated Statement of Cash Flows - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flow from operating activities
Profit for the period	€ 11,498	€ 35,541	€ 7,451
Adjustments for:
Depreciation and amortisation	23,048	22,684	16,479
Impairment of fixed assets	5,000
Interest expenses	1,898	923	4,506
Other operating income and expenses, net	(137)
Fair value change of derivatives instruments through profit or loss	766
Share-based payment expenses	1,134	352	(321)
Cash flows from operations before changes in working capital	43,207	59,500	28,115
Changes in working capital:
Inventories	(1,140)	(109)	(128)
Trade receivables and contract assets	28,541	(18,029)	(9,883)
Trade and other payables	(16,087)	660	2,448
Receivables from related parties			7,463
Payables to related parties	73	26	(5,319)
Deferred charter hire income	8,787	(12,999)	7,346
Net change in working capital	20,174	(30,451)	1,927
Income tax paid	2	(13)	158
Net cash provided by operating activities	63,383	29,036	30,200
Cash flow from investing activities
Cash acquired in a business combination, net	10,403
Additions to property, plant and equipment	(66,899)	(224,606)	(162,941)
Disposal of property, plant and equipment	1,800
Additions to intangibles	(31)	(228)	(434)
Movement to right of use assets		(574)
Net cash (used in) investing activities	(54,727)	(225,408)	(163,375)
Cash flow from financing activities
Principal repayment of lease liabilities	(569)	(228)	(285)
Interest paid	(7,143)	(4,234)	(3,930)
Proceeds from issue of share capital		183,250	79,218
Transaction costs on issues of shares	(6,955)	(5,174)	(2,154)
Proceeds from borrowing net of bank fees	199,935	113,459
Proceeds from overdraft		16,067	8,998
Repayment of loan	(115,000)	(65,000)	(10,000)
Repayment of overdraft		(25,065)
Net cash provided by financing activities	70,268	213,075	71,847
Net increase/(decrease) in cash and cash equivalents	78,924	16,704	(61,328)
Cash and cash equivalents at beginning of the period	19,012	2,308	63,636
Net foreign exchange difference	(1,328)
Cash and cash equivalents at end of the period	€ 96,608	€ 19,012	€ 2,308